MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated October 22, 2004 to the

Prospectuses dated May 1, 2004 and October 11, 2004

This supplement provides new and additional information beyond that contained in the Prospectuses and any existing supplements to the Prospectuses. It should be retained and read in conjunction with the Prospectuses and any existing supplements.

Effective November 1, 2004, the name of the MassMutual Institutional Funds will be changed to the MassMutual Select Funds and the names of the following funds will be changed as follows:

Old Name	New Name
MassMutual Diversified Value Fund	MassMutual Select Diversified Value Fund
MassMutual Fundamental Value Fund	MassMutual Select Fundamental Value Fund
MassMutual Value Equity Fund	MassMutual Select Value Equity Fund
MassMutual Large Cap Value Fund	MassMutual Select Large Cap Value Fund
MassMutual Indexed Equity Fund	MassMutual Select Indexed Equity Fund
MassMutual Blue Chip Growth Fund	MassMutual Select Blue Chip Growth Fund
MassMutual Large Cap Growth Fund	MassMutual Select Large Cap Growth Fund
MassMutual Growth Equity Fund	MassMutual Select Growth Equity Fund
MassMutual Aggressive Growth Fund	MassMutual Select Aggressive Growth Fund
MassMutual OTC 100 Fund	MassMutual Select OTC 100 Fund
MassMutual Focused Value Fund	MassMutual Select Focused Value Fund
MassMutual Small Company Value Fund	MassMutual Select Small Company Value Fund
MassMutual Mid Cap Growth Equity Fund	MassMutual Select Mid Cap Growth Equity Fund
MassMutual Mid Cap Growth Equity II Fund	MassMutual Select Mid Cap Growth Equity II Fund
MassMutual Small Cap Growth Equity Fund	MassMutual Select Small Cap Growth Equity Fund
MassMutual Small Company Growth Fund	MassMutual Select Small Company Growth Fund
MassMutual Emerging Growth Fund	MassMutual Select Emerging Growth Fund
MassMutual Overseas Fund	MassMutual Select Overseas Fund
MassMutual Strategic Balanced Fund	MassMutual Select Strategic Balanced Fund
MassMutual Destination Retirement Income Fund	MassMutual Select Destination Retirement Income Fund
MassMutual Destination Retirement 2010 Fund	MassMutual Select Destination Retirement 2010 Fund
MassMutual Destination Retirement 2020 Fund	MassMutual Select Destination Retirement 2020 Fund
MassMutual Destination Retirement 2030 Fund	MassMutual Select Destination Retirement 2030 Fund
MassMutual Destination Retirement 2040 Fund	MassMutual Select Destination Retirement 2040 Fund

Effective November 1, 2004, the following funds will be merged into newly created series of the MassMutual Premier Funds (formerly known as The DLB Fund Group) and will be known as the following:

Old Name	New Name
MassMutual Money Market Fund	MassMutual Premier Money Market Fund
MassMutual Short-Duration Bond Fund	MassMutual Premier Short-Duration Bond Fund
MassMutual Inflation-Protected Bond Fund	MassMutual Premier Inflation-Protected Bond Fund
MassMutual Diversified Bond Fund	MassMutual Premier Diversified Bond Fund
MassMutual Balanced Fund	MassMutual Premier Balanced Fund
MassMutual International Equity Fund	MassMutual Premier International Equity Fund

Effective November 1, 2004, the MassMutual Core Bond Fund, MassMutual Core Value Equity Fund and MassMutual Small Cap Equity Fund will be merged into the DLB Fixed Income Fund, DLB Value Fund and DLB Small Company Opportunities Fund, respectively, each a series of The DLB Fund Group (to be renamed the MassMutual Premier Funds). The surviving funds will be known as the following:

Old Fund	New Fund
MassMutual Core Bond Fund	MassMutual Premier Core Bond Fund
MassMutual Core Value Equity Fund	MassMutual Premier Value Fund
MassMutual Small Cap Equity Fund	MassMutual Premier Small Company Opportunities Fund

Effective November 1, 2004, the Destination Retirement Funds will invest in underlying MassMutual Select Funds and MassMutual Premier Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098M-04-7